Pensions and Other Benefit Plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2013
Effect of one percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total interest and service cost	$ 45
Effect of one percentage point decrease on total interest and service cost	(34)
Effect of one percentage point increase on post-retirement benefit obligation	432
Effect of one percentage point decrease on post-retirement benefit obligation	$ (347)